Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Trust Account	$ 1,935,561		$ 1,935,561		$ 8,330,835
Cash		$ 6,496		$ 6,496	16,204
Restricted Cash	1,751		1,751
General and administrative expenses	967,084	253,130	1,550,665	723,971
Interest earned on the Trust Account	$ 15,159	$ 108,520	$ 95,084	$ 225,184